RELATED PARTY TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Consumer products businesses percentage ownership, maximum	50.00%
Payments to related parties during the period	$ 57	$ 50	$ 49